FINANCIAL RISK FACTORS - Liquidity Risk (Details)	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities	$ 17,606,599
Lease obligations	62,608,810
Purchase consideration payable	9,053,057
Income tax payable	21,585,523
Debts payable	63,512,400
Contingent consideration	27,500,000
Senior secured notes	110,000,000
Accrued interest payable	3,301,155
Total	315,167,543
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities	17,606,599
Lease obligations	4,307,052
Purchase consideration payable	9,053,057
Income tax payable	21,585,523
Debts payable	8,644,633
Total	61,196,864
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	16,593,868
Debts payable	54,867,766
Contingent consideration	27,500,000
Senior secured notes	110,000,000
Accrued interest payable	3,301,155
Total	212,262,789
> 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	41,707,890
Total	$ 41,707,890